Borrowings - Borrowings by Interest Rate (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 323,117	¥ 340,450
Bank loans [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 110,117	¥ 114,469
Bank loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.04%	2.18%
Corporate debentures [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 18,468	¥ 20,170
Corporate debentures [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	4.05%	4.14%
Medium-term notes [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.12%	3.28%
Other loans [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 135,152	¥ 134,811
Other loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.47%	2.51%
Interest free [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 103	¥ 101
At fixed rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	112,588	131,705
At floating rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 210,426	¥ 208,644